GUARDIAN VARIABLE PRODUCTS TRUST

Guardian Multi-Sector Bond VIP Fund

Guardian Total Return Bond VIP Fund

Supplement dated October 1, 2019

to the Prospectus

dated May 1, 2019

Effective immediately, the following changes have been made to the Prospectus with respect to Guardian Multi-Sector Bond VIP Fund and Guardian Total Return Bond VIP Fund, as applicable:

The “Management” section of the Prospectus is revised to add the following individual as Portfolio Manager of both Guardian Multi-Sector Bond VIP Fund and Guardian Total Return Bond VIP Fund:

Portfolio Manager	Title with the Subadviser	Managed Fund Since
Isaac H. Lowenbraun	Senior Director	Inception

Kevin J. Booth, CFA, Robert J. Crimmins, Paul Jablansky, David Padulo, CFA, and Demetrios Tsaparas remain as Portfolio Managers of Guardian Multi-Sector Bond VIP Fund.

Robert J. Crimmins, Paul Jablansky, David Padulo, CFA, and Demetrios Tsaparas remain as Portfolio Managers of Guardian Total Return Bond VIP Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.